Goodwill and Other Intangible Assets - Carrying amounts of goodwill by reportable segment (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 12, 2018
Carrying amounts of goodwill by reportable segment
Goodwill, gross	$ 11,288
Goodwill	11,288	$ 11,288
Retail Financial Services
Carrying amounts of goodwill by reportable segment
Goodwill, gross	11,288
Goodwill	$ 11,288